Inventory (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of inventory	Inventory consists of the following as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Raw materials	$412	$258
Work in process	258	270
Finished goods	320	324
Total	$990	$852